General Company Information	6 Months Ended
Jun. 30, 2023
General Company Information
General Company Information

Note 1. General Company Information

Evaxion Biotech A/S (the “Company” or “Evaxion”) is a clinical-stage biotech company developing AI-powered immunotherapies. Evaxion uses its proprietary and scalable artificial intelligence, or AI, technology to decode the human immune system to identify and develop immunotherapies for patients in the global market. Unless the context otherwise requires, references to the “Company,” “Evaxion,” “we,” “us,” and “our”, refer to Evaxion Biotech A/S and its subsidiaries.

Evaxion is a public limited liability company incorporated and domiciled in Denmark with its registered office located at Dr. Neergaards Vej 5f, DK-2970 Hørsholm, Denmark.

The unaudited condensed consolidated interim financial statements of Evaxion Biotech A/S and its subsidiaries (collectively, the “Group”) for the three and six months ended June 30, 2023 and 2022, were approved, and authorized for issuance, by the Audit Committee of the board of directors on August 16, 2023.